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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: CALIFORNIA MUNICIPAL INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 1/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                     PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (unaudited)

  PRINCIPAL
   AMOUNT                                                                                           CREDIT RATING
    (000)                                                                                           (MOODY'S/S&P)         VALUE*
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA MUNICIPAL BONDS & NOTES - 89.4%
     $1,000     ABAG Finance Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19 ....................       NR/BBB+        $1,036,680
      1,000     ABAG Finance Auth. for Nonprofit Corps., Rev., 5.375%, 11/15/25 .................        NR/A           1,066,080
      1,385     Alvord Unified School District, GO, 5.375%, 8/1/29, Ser. C (FSA) ................       Aaa/NR          1,456,701
      1,650     Apple Valley,  CP,  5.375%, 6/1/21 ..............................................        NR/A           1,785,350
      2,000     Baldwin Park Monrovia School Facs., Grant Financing Auth., Rev.,
                  5.00%, 10/1/36 (AMBAC) ........................................................       Aaa/AAA         2,073,200
      6,405     Campbell Union High School District, GO, 5.50%, 8/1/30 (FSA) .. .................       Aaa/NR          6,978,632
      2,250     Capistrano Unified School District Community Fac. District, Special Tax,
                  5.75%, 9/1/29 .................................................................        NR/NR          2,338,403
      8,250     Carson Improvement Board Act 1915, Special Assessment,
                  6.35%-6.375%, 9/2/23-9/2/31 ...................................................        NR/NR          8,520,122
      5,250     Central JT Powers Health Finance Auth., CP, 5.75%, 2/1/31. ......................      Baa2/BBB-        5,368,125
      3,000     Central Valley Dept. Water Res. Rev., 5.00%, 12/1/15-12/1/25, Ser. AC (MBIA) ....       Aaa/AAA         3,332,410
      4,140     Charter Oak Unified School District, GO, 5.00%, 7/1/28, Ser. B (FSA) ............       Aaa/AAA         4,369,480
      7,750     Contra Costa Cnty. Public Financing Auth., Tax Allocation Rev.,
                  5.125%-5.85%, 8/1/19-8/1/33 ...................................................       NR/BBB          8,242,515
      2,750     CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA) ........................       Aaa/AAA         2,840,090
      3,635     Cucamonga Cnty. Water District, CP,  5.125%, 9/1/35 (FGIC) ......................       Aaa/AAA         3,824,674
      1,775     Educational Fac. Auth. Rev., zero coupon, 9/1/10 (AMBAC) ........................       Aaa/AAA         1,491,035
     25,215     El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC) ................................       Aaa/AAA        26,210,275
     10,000     Foothill Eastern Corridor Agcy., Toll Road Rev.,
                  zero coupon, 1/15/33-1/15/34 ..................................................      Baa3/BBB-        1,867,150
      4,170     Fremont Community Fac. District, Special Tax.,
                  6.00%-6.30%, 9/1/18-9/1/31 ....................................................        NR/NR          4,312,555
                Golden State Tobacco Securization Corp., Tobacco Settlement Rev.,
     27,655       6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 .....................................      Baa3/BBB        27,991,216
        540       7.875, 6/1/42, Ser. A-3 .......................................................      Baa3/BBB           598,077
                Health Fac. Financing Auth. Rev.,
      3,110       5.00%, 7/1/18-7/1/28, Ser. A ..................................................      Baa1/BBB+        3,168,213
      5,315       5.125%, 7/1/18 ................................................................       NR/BBB+         5,425,499
      3,000       5.25%, 10/1/14, Ser. B ........................................................       A3/AAA          3,233,130
      6,250     Infrastructure & Economic Dev. Bank Rev., 5.00%, 7/1/36 (AMBAC) .................       Aaa/AAA         6,565,750
     14,000     La Quinta Redev. Agcy., Tax Allocation,
                  5.00%-5.125%, 9/1/21-9/2/32 (AMBAC) ...........................................       Aaa/AAA        14,828,290
      1,550     Lincoln Public Finance Auth. Rev., 6.125%, 9/2/27 ...............................        NR/NR          1,602,793
        845     Los Angeles Community Redev. Agcy., Freeway Recovery Tax Allocation,
                  5.875%-6.00%, 9/1/26-9/1/31 ...................................................        NR/NR            846,680
      6,250     Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales Tax Rev.,
                  4.75%, 7/1/28, Ser. B, ........................................................       Aaa/AAA         6,357,125
      3,250     Los Angeles Unified School District, GO, 5.125%, 7/1/21, Ser. E (MBIA) ..........       Aaa/AAA         3,527,940
                Los Angeles Water & Power Rev.,
     13,000       5.25%, 7/1/21, Ser. A-A-1, (FSA) ..............................................       Aaa/AAA        14,264,640
      1,000     Menifee Union School District, Special Tax, 6.40%, 9/1/31. ......................        NR/NR          1,020,550
      2,665     Merced Irrigation District Electric System Rev., 6.50%, 9/1/22 ..................       Baa3/NR         2,742,418
                Metropolitan Water District, Southern CA, Waterworks Rev.,
        750       5.00%, 7/1/26, Ser.A (Pre-refunded @ 101, 1/1/08) (a) .........................       Aa2/AA+           812,378
      2,750       5.00%, 7/1/26, Ser.A (Pre-refunded @ 101, 1/1/08) (a) .........................       Aa2/AAA         2,978,717
      5,820     Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA) ...................       Aaa/AAA         6,282,457
      3,730     Murrieta Valley Unified School District, Special Tax,
                  6.30%-6.50%, 9/1/18-9/1/31 ....................................................        NR/NR          3,893,582
      6,255     Orange Cnty. Sanitation District, CP, 5.25%, 2/1/30 (FGIC) ......................       Aaa/AAA         6,683,280
      1,080     Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21 ..............        NR/A-          1,168,765

                     PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

  PRINCIPAL
   AMOUNT                                                                                         CREDIT RATING
    (000)                                                                                          (MOODY'S/S&P)         VALUE*
------------------------------------------------------------------------------------------------------------------------------------

              CALIFORNIA MUNICIPAL BONDS & NOTES (continued)
   $1,010     Pomona Unified School District, GO,   6.10%, 2/1/19, Ser. A (MBIA) ................     Aaa/AAA         $1,255,339
    1,690     Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24 ..........................      NR/NR           1,764,580
    2,770     Rancho Mirage Redev. Agcy., Tax Allocation,
                5.50%-5.625%, 4/1/24-4/1/33 .....................................................    Baa1/BBB+         2,954,415
    8,305     Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA) .......................................     Aaa/AAA          8,811,854
    1,000     Riverside Cnty. Public Auth. Financing, Tax Allocation,
                5.625%, 10/1/33, Ser. A .........................................................    Baa2/BBB          1,035,340
    1,850     Riverside Improvement Board Act 1915, Special Assessment,
                6.15%-6.375%, 9/2/19-9/2/26 .....................................................      NR/NR           1,921,522
      575     Roseville, Woodcreek Community Fac. District, Special Tax, 6.375%, 9/1/27 .........      NR/NR             613,272
    2,000     Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A ................................      NR/A            2,094,540
    6,855     Sacramento, Special Tax, 5.70%-6.15%, 9/1/21-9/1/26 ...............................      NR/NR           7,041,942
      545     San Diego Cnty., CP, 5.25%, 10/1/28.. .............................................      A2/NR             576,948
    1,000     San Diego Cnty., Water Auth. Rev., CP, 5.00%, 5/1/32, Ser. A (MBIA) ...............     Aaa/AAA          1,044,560
    3,330     San Francisco Bay Area Rapid Transit District Rev., 5.125%, 7/1/36 (AMBAC) ........     Aaa/AAA          3,480,483
      720     San Francisco City & Cnty. Redev. Agcy.  Rev., Special Tax,
                6.125%, 8/1/31, .................................................................      NR/NR             743,501
    5,065     San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA). ......................................     Aaa/AAA          5,369,457
              San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev.,
    5,000       zero coupon, 1/15/19, Ser. A ....................................................     Ba2/BB           4,499,850
    5,000       5.50%, 1/15/28 ..................................................................     Ba2/BB           4,829,250
      230     San Jose Improvement Board Act 1915, Special Assessment,
                5.60%, 9/2/17, Ser. 24Q .........................................................      NR/NR             236,958
    5,000     San Jose Unified School District, Santa Clara Cnty., GO,
                5.125%, 8/1/25, Ser. D (FSA) ....................................................     Aaa/NR           5,310,150
   26,450     San Juan Unified School District, GO, zero coupon, 8/1/22-8/1/26 (FSA) ............     Aaa/AAA         10,386,659
      600     Santa Ana Financing Auth., Rev., 5.60%, 9/1/19 ....................................     NR/BBB             639,612
    1,815     Santa Clara CP, 5.00%, 2/1/32 (AMBAC) .............................................     Aaa/AAA          1,893,934
    1,435     Santa Maria JT Union High School Dist., GO,
                5.25%, 8/1/25, Ser. A (FSA) .....................................................     Aaa/AAA          1,597,255
              Statewide Community Dev. Auth., CP,
    8,000       5.375%, 4/1/30 ..................................................................     NR/BBB-          8,072,400
    8,000       6.50%, 7/1/20 ...................................................................    Baa1/BBB+         9,108,240
              Statewide Community Dev. Auth., Rev.,
   15,250       5.125%, 10/1/30, Ser. A, ........................................................      NR/A           15,674,713
    4,000       5.50%, 8/15/34, Ser. B ..........................................................     A1/AA-           4,206,160
    3,000       5.50%, 11/15/33 .................................................................      NR/A            3,213,210
    9,900       6.625%, 10/1/31-11/1/31 .........................................................      NR/NR          10,218,993
    2,550       6.75%, 6/1/28 (b) ...............................................................      NR/NR           2,713,940
   10,800     Tobacco Securitization Auth. Rev.,
                5.25%-5.375%, 6/1/31-6/1/41, Ser. A .............................................    Baa3/BBB          9,425,577
    6,865     Tustin Unified School Dist., Special Tax,
                5.50%-5.625%, 9/1/22-9/1/32 .....................................................      NR/NR           6,967,405
              University Rev.,
   10,000       5.00%, 5/15/36, Ser. A (AMBAC) ..................................................     Aaa/AAA         10,440,300
    7,000       5.125%, 9/1/31, Ser. O (FGIC) ...................................................     Aaa/AAA          7,431,690
    3,750     West Kern Cnty. Water District, CP, 5.625%, 6/1/31 ................................     Baa2/NR          3,960,787
                                                                                                                     ------------
              Total California Municipal Bonds & Notes (cost-$339,302,426) ......................                    360,639,813
                                                                                                                     ------------

              OTHER MUNICIPAL BONDS & NOTES-7.4%
              ILLINOIS-1.4%
    5,500     Educational Facs. Auth Revs., 5.00% 7/1/33, Ser. A ................................     Aa1/AA           5,706,195
                                                                                                                     ------------

              LOUISIANA-0.4%
    1,750     Tobacco Settlement Finance Corp. Rev.,  5.875%, 5/15/39, Ser. 2001-B ..............    Baa3/BBB          1,645,822
                                                                                                                     ------------

              NEVADA-0.5%
    2,025     Clark Cnty. Bond Bank GO, 5.00%, 6/1/32 (MBIA) ....................................     Aaa/AAA          2,101,889
                                                                                                                     ------------

                     PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

  PRINCIPAL
   AMOUNT                                                                                       CREDIT RATING
    (000)                                                                                       (MOODY'S/S&P)           VALUE*
------------------------------------------------------------------------------------------------------------------------------------

               OTHER MUNICIPAL BONDS & NOTES (continued)
               NEW JERSEY-1.5%
    $6,210     Tobacco Settlement Finance Corp., 6.00%-6.375%, 6/1/37-6/1/42 ..................   Baa3/BBB             $6,026,300
                                                                                                                    --------------

               NEW YORK-0.6%
     2,000     State Dorm Auth Revs., 6.25%, 8/15/15 (FHA) ....................................    Aa2/AAA              2,354,180
                                                                                                                    --------------

               PUERTO RICO-2.5%
     3,100     Commonwealth Public Finance Corp., 5.75%, 8/1/27, Ser. A .......................   Baa2/BBB+             3,488,492
               Electric Power Auth. Power Rev.,
     1,250       5.125%, 7/1/29, Ser. NN ......................................................     A3/A-               1,314,888
     5,000       5.25%, 7/1/29, Ser. HH (FSA) .................................................    Aaa/AAA              5,417,750
                                                                                                                    --------------
                                                                                                                       10,221,130
                                                                                                                    --------------

               RHODE ISLAND-0.4%
     1,500     Tobacco Settlement Financing Corp., 6.125%, 6/1/32, Ser. A .....................   Baa3/BBB              1,446,900
                                                                                                                    --------------

               SOUTH CAROLINA-0.1%
       340     Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B ..............   Baa3/BBB                336,797
                                                                                                                    --------------
               Total Other Municipal Bonds & Notes (cost-$27,868,296)                                                  29,839,213
                                                                                                                    --------------

               CALIFORNIA VARIABLE RATE NOTES (c) (d) (e)-2.7%
    10,003     Los Angeles Wastewater System Rev.,
                 7.91%, 6/1/28, Ser. 318 (FGIC) (cost-$9,059,681) .............................    Aaa/NR              10,693,073
                                                                                                                    --------------

               U.S. TREASURY BILLS (f) - 1.0%
     4,210       2.13%-2.16%, 3/3/05-3/17/05 (cost-$4,199,026) ................................    AAA/AAA              4,199,152
                                                                                                                    --------------

               Total investments before call options written (cost-$380,429,429)-100.5% .......                       405,371,251
                                                                                                                    --------------

 Contracts
-----------    CALL OPTIONS WRITTEN (g)-(0.5)%
               U.S. Treasury Bond Futures, Chicago Board of Trade:
      (211)      Strike price $106, expires 2/18/05 ...........................................                        (1,866,031)
      (202)      Strike price $113, expires 2/18/05 ...........................................                           (47,344)
                                                                                                                    --------------
               Total Call Options Written (premiums received-$1,538,217) ......................                        (1,913,375)
                                                                                                                    --------------

               Total Investments (cost-$378,891,212)-100.0%. ..................................                     $ 403,457,876
                                                                                                                    --------------
----------------
Futures contracts outstanding at January 31, 2005:

                                               Notional
                                                 Value                  Expiration                  Unrealized
    Type                                         (000)                     Date                    Depreciation
------------------------------------------------------------------------------------------------------------------

Short: U.S. Treasury Bond Futures                 (696)                  3/21/2005                $   1,811,461

Long:  90 Day Eurodollar Futures                 1,235                   9/19/2005                      802,750
                                                                                                 -----------------
                                                                                                   $  2,614,211
                                                                                                 -----------------

---------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing services use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m.
     Eastern time) on the New York Stock Exchange.

(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refundung date.

(b)  Illiquid security.

(c)  Variable Rate Notes - Interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)  144A Security - Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(e)  Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)  All or partial amount segregated as initial margin on futures contracts.

(g)  Non-income producing.

Glossary:
AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bonds
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
Radian - insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: California Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005